Note 10 - Intangible Assets - 10Q (Detail) (USD $)	12 Months Ended			3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]
Finite-Lived Intangible Assets, Net			$ 311,000
Amortization of Intangible Assets	$ 621,000	$ 621,000		$ 155,000	$ 155,000